Debt - Schedule of Principal payments for each debt obligation, excluding short-term borrowings (Details) $ in Millions	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
2022	$ 0
2023	61
2024	793
2025	1,327
2026	1,826
2027 and thereafter	2,519
Total principal payments	6,525
U.S. Dollar Denominated
Debt Instrument [Line Items]
2022	0
2023	61
2024	0
2025	1,100
2026	750
2027 and thereafter	1,500
Total principal payments	3,411
Euro Denominated
Debt Instrument [Line Items]
2022	0
2023	0
2024	793
2025	227
2026	1,076
2027 and thereafter	1,019
Total principal payments	$ 3,115